Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net loss attributable to ordinary shares	$ (8,494)	$ (637,366)
Changes in operating assets and liabilities:
Prepaid expenses		(277,890)
Accrued professional fees and other expenses	8,587	440,322
Interest on investments held in Trust Account	(93)	(5,937)
Net cash provided by (used in) operating activities	93	(480,871)
Cash flows from investing activities:
Proceeds deposited into Trust Account		(450,000,000)
Net cash used in investing activities		(450,000,000)
Cash flows from financing activities:
Proceeds from sale of Class F ordinary shares to Sponsor	25,000
Proceeds from sale of Units in initial public offering		450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor		11,000,000
Proceeds of notes payable from Sponsor		300,000
Payment of underwriters discounts		(9,000,000)
Payment of accrued offering costs		(1,010,127)
Repayment of notes payable from Sponsor		(300,000)
Net cash provided by financing activities	25,000	450,989,873
Net change in cash	25,093	509,002
Cash at beginning of period		25,093
Cash at end of period	$ 25,093	534,095
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation		15,750,000
Accrued offering costs		$ 84,329